Allowance for credit losses - Financing Receivables Grouped by Credit Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Allowance For Credit Loss [Line Items]
Investment in finance leases	$ 1,263,000	$ 1,379,000
Notes receivable	688,000	597,000
Loans receivable	656,000	355,000
Total	2,607,000	2,331,000
Category A
Allowance For Credit Loss [Line Items]
Investment in finance leases	357,000	292,000
Notes receivable	0	0
Loans receivable	0	16,000
Total	357,000	308,000
Category B
Allowance For Credit Loss [Line Items]
Investment in finance leases	213,000	486,000
Notes receivable	13,000	18,000
Loans receivable	44,000	329,000
Total	270,000	833,000
Category C
Allowance For Credit Loss [Line Items]
Investment in finance leases	693,000	601,000
Notes receivable	675,000	579,000
Loans receivable	612,000	10,000
Total	$ 1,980,000	$ 1,190,000